Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.3%)
Communication Services (1.2%)
*	Cargurus Inc.	330,477	7,875
*	Match Group Inc.	33,339	4,580
*	Zynga Inc. Class A	352,991	3,604
*	TechTarget Inc.	27,872	1,936
*	Iridium Communications Inc.	40,535	1,672
*	Bandwidth Inc. Class A	13,021	1,650
*	Zillow Group Inc. Class A	12,340	1,621
	Meredith Corp.	26,872	800
*	Cardlytics Inc.	5,901	647
*	Vonage Holdings Corp.	51,490	609
*	EverQuote Inc. Class A	16,287	591
*	Yelp Inc. Class A	11,659	455
*	IDT Corp. Class B	15,774	358
*	ORBCOMM Inc.	32,765	250
			26,648
Consumer Discretionary (13.9%)
*	Skechers USA Inc. Class A	770,194	32,125
*	Sally Beauty Holdings Inc.	1,532,626	30,852
*	frontdoor Inc.	466,302	25,064
	Hanesbrands Inc.	1,249,824	24,584
*	Vroom Inc.	506,040	19,730
*	Etsy Inc.	78,904	15,913
	Shutterstock Inc.	168,137	14,971
	Polaris Inc.	83,261	11,115
	Carter's Inc.	85,363	7,591
*	Grand Canyon Education Inc.	65,209	6,984
*	Under Armour Inc. Class C	339,277	6,263
	PulteGroup Inc.	112,013	5,874
	Papa John's International Inc.	63,005	5,585
*	Fox Factory Holding Corp.	41,696	5,298
*	Planet Fitness Inc. Class A	62,635	4,842
	Wingstop Inc.	37,700	4,794
	Rent-A-Center Inc.	81,017	4,671
*	RH	7,219	4,307
*	Gentherm Inc.	54,384	4,030
*	Deckers Outdoor Corp.	12,086	3,993
*	Penn National Gaming Inc.	37,121	3,892
*	NVR Inc.	742	3,496
*	Chegg Inc.	40,388	3,460
	Camping World Holdings Inc. Class A	88,588	3,223
	Tempur Sealy International Inc.	79,009	2,889
	H&R Block Inc.	126,100	2,749

		Shares	Market Value ($000)
*	Stamps.com Inc.	12,907	2,575
*	Sleep Number Corp.	16,630	2,386
*	Skyline Champion Corp.	51,116	2,314
	Winnebago Industries Inc.	28,069	2,153
*	Perdoceo Education Corp.	177,951	2,128
	Service Corp. International	41,022	2,094
	Big Lots Inc.	30,510	2,084
*	Sonos Inc.	47,015	1,762
*	YETI Holdings Inc.	22,532	1,627
*	Caesars Entertainment Inc.	18,241	1,595
	Williams-Sonoma Inc.	8,314	1,490
*	iRobot Corp.	11,463	1,401
*	Overstock.com Inc.	21,054	1,395
	PetMed Express Inc.	39,401	1,386
*	Lumber Liquidators Holdings Inc.	54,796	1,376
*	Master Craft Boat Holdings Inc.	50,861	1,352
	Wendy's Co.	61,729	1,251
*	Asbury Automotive Group Inc.	6,297	1,237
*	El Pollo Loco Holdings Inc.	75,000	1,209
*	Visteon Corp.	8,820	1,076
	Strategic Education Inc.	11,564	1,063
	Pool Corp.	2,840	980
*	Dorman Products Inc.	9,320	957
*	Ruth's Hospitality Group Inc.	35,182	874
*	Malibu Boats Inc. Class A	10,059	801
*	Floor & Decor Holdings Inc. Class A	8,142	777
	Domino's Pizza Inc.	2,059	757
*	Vivint Smart Home Inc.	51,448	737
	Standard Motor Products Inc.	17,683	735
	Churchill Downs Inc.	3,191	726
	Brinker International Inc.	10,196	725
*	Scientific Games Corp. Class A	18,372	708
*	OneWater Marine Inc. Class A	16,275	650
*	Lovesac Co.	11,226	635
	Core-Mark Holding Co. Inc.	16,239	628
	Dine Brands Global Inc.	6,031	543
	Red Rock Resorts Inc. Class A	16,478	537
*	Waitr Holdings Inc.	176,543	517
*	GrowGeneration Corp.	7,526	374
*	Golden Entertainment Inc.	10,809	273
*	Noodles & Co. Class A	24,231	251
*	Neogames SA	6,663	238
*	Accel Entertainment Inc. Class A	21,068	230
*	Ollie's Bargain Outlet Holdings Inc.	2,635	229
*	GAN Ltd.	8,886	162
			307,293
Consumer Staples (1.4%)
	Coca-Cola Consolidated Inc.	23,286	6,725
	John B Sanfilippo & Son Inc.	57,411	5,188
*	BJ's Wholesale Club Holdings Inc.	88,331	3,963
*	Boston Beer Co. Inc. Class A	3,061	3,693
*	Herbalife Nutrition Ltd.	65,674	2,913
	Vector Group Ltd.	198,235	2,765
*	Central Garden & Pet Co. Class A	39,275	2,038
*	USANA Health Sciences Inc.	13,428	1,311
	Medifast Inc.	4,281	907
	National Beverage Corp.	18,380	899
*	Celsius Holdings Inc.	14,240	684

		Shares	Market Value ($000)
*	Sprouts Farmers Market Inc.	16,052	427
*	Mission Produce Inc.	15,217	289
			31,802
Energy (0.1%)
*	Magnolia Oil & Gas Corp. Class A	133,766	1,536
*	Dorian LPG Ltd.	53,217	699
*	Contango Oil & Gas Co.	73,924	288
			2,523
Financials (3.5%)
	LPL Financial Holdings Inc.	149,072	21,192
	WisdomTree Investments Inc.	1,935,681	12,098
	Primerica Inc.	54,134	8,002
	Bank OZK	153,901	6,287
	SLM Corp.	262,239	4,712
	Virtus Investment Partners Inc.	18,369	4,326
	Virtu Financial Inc. Class A	107,046	3,324
	Brightsphere Investment Group Inc.	149,442	3,046
	Kinsale Capital Group Inc.	16,767	2,763
	Cowen Inc. Class A	75,274	2,646
	Walker & Dunlop Inc.	16,618	1,707
	Ares Management Corp. Class A	22,261	1,247
	Erie Indemnity Co. Class A	5,068	1,120
	Universal Insurance Holdings Inc.	51,576	740
	FactSet Research Systems Inc.	2,262	698
	Hanmi Financial Corp.	29,312	578
*	NMI Holdings Inc. Class A	23,417	554
	First Foundation Inc.	22,593	530
	Westamerica BanCorp.	8,123	510
	Federal Agricultural Mortgage Corp. Class C	4,422	445
	PROG Holdings Inc.	9,892	428
*	eHealth Inc.	4,041	294
*	Selectquote Inc.	8,635	255
	James River Group Holdings Ltd.	4,768	217
			77,719
Health Care (26.1%)
	STERIS plc	163,266	31,099
*	Merit Medical Systems Inc.	397,745	23,817
*	Syneos Health Inc.	227,703	17,271
*	Hologic Inc.	173,744	12,923
*	AMN Healthcare Services Inc.	170,891	12,595
*	HealthEquity Inc.	181,655	12,353
*	Quidel Corp.	93,807	12,001
*	Axogen Inc.	550,380	11,151
*	Neurocrine Biosciences Inc.	107,991	10,502
*	Omnicell Inc.	79,581	10,335
*	Kodiak Sciences Inc.	87,692	9,943
*	Henry Schein Inc.	135,234	9,364
*	Inovalon Holdings Inc. Class A	308,988	8,893
*	Revance Therapeutics Inc.	300,064	8,387
	Chemed Corp.	17,930	8,245
	Bruker Corp.	127,073	8,168
	Cooper Cos. Inc.	20,924	8,037
*	Veracyte Inc.	148,092	7,960
*	Heron Therapeutics Inc.	490,231	7,947
*	Medpace Holdings Inc.	48,384	7,937
*	Agios Pharmaceuticals Inc.	148,904	7,689
*	Sotera Health Co.	302,701	7,555

		Shares	Market Value ($000)
*	Novocure Ltd.	57,048	7,541
*	Deciphera Pharmaceuticals Inc.	167,683	7,519
*	MEDNAX Inc.	287,777	7,330
*	Nevro Corp.	52,263	7,291
*	Avantor Inc.	231,875	6,708
*	Charles River Laboratories International Inc.	23,000	6,666
*	Travere Thrapeutics Inc.	250,062	6,244
*	Natera Inc.	60,044	6,097
*	Horizon Therapeutics plc	65,347	6,015
*	Integra LifeSciences Holdings Corp.	81,266	5,615
*	ABIOMED Inc.	15,756	5,022
*	Exact Sciences Corp.	37,730	4,972
*	Tenet Healthcare Corp.	95,240	4,952
*	SpringWorks Therapeutics Inc.	65,537	4,822
*	Sarepta Therapeutics Inc.	63,035	4,698
*	Allakos Inc.	40,259	4,621
*	Viking Therapeutics Inc.	720,351	4,556
*	CorVel Corp.	43,087	4,420
*	Emergent BioSolutions Inc.	47,421	4,406
*	LHC Group Inc.	22,753	4,351
*	Molina Healthcare Inc.	18,589	4,345
*	IQVIA Holdings Inc.	22,260	4,299
*	Ultragenyx Pharmaceutical Inc.	37,629	4,284
	Luminex Corp.	133,000	4,243
*	Halozyme Therapeutics Inc.	100,550	4,192
*,1	Talis Biomedical Corp.	324,493	4,170
*	Veeva Systems Inc. Class A	15,203	3,972
*	Masimo Corp.	17,124	3,933
*	Guardant Health Inc.	25,694	3,922
	PerkinElmer Inc.	30,286	3,885
	Hill-Rom Holdings Inc.	34,040	3,761
*	MacroGenics Inc.	117,580	3,745
*	Acceleron Pharma Inc.	27,435	3,720
*	Intellia Therapeutics Inc.	46,290	3,715
*	Pacific Biosciences of California Inc.	111,383	3,710
	Encompass Health Corp.	44,180	3,618
*	Haemonetics Corp.	32,412	3,598
*	Turning Point Therapeutics Inc.	37,688	3,565
	Ensign Group Inc.	36,765	3,450
*	ModivCare Inc.	23,100	3,422
*	Arvinas Inc.	48,534	3,208
*	10X Genomics Inc. Class A	17,703	3,204
*	Enanta Pharmaceuticals Inc.	64,953	3,203
*	Corcept Therapeutics Inc.	132,868	3,161
	Bio-Techne Corp.	8,052	3,075
*	Apellis Pharmaceuticals Inc.	71,095	3,051
*	PPD Inc.	79,712	3,016
*	Neogen Corp.	32,330	2,874
*	CareDx Inc.	40,829	2,780
*	Alkermes plc	145,887	2,725
*	Novavax Inc.	14,576	2,643
*	Meridian Bioscience Inc.	100,320	2,633
*	Ionis Pharmaceuticals Inc.	54,830	2,465
	West Pharmaceutical Services Inc.	7,986	2,250
*	Tivity Health Inc.	98,828	2,206
*	iRhythm Technologies Inc.	15,746	2,186
*	Surmodics Inc.	37,910	2,126
*	ImmunoGen Inc.	254,367	2,060

		Shares	Market Value ($000)
*	CytomX Therapeutics Inc.	261,439	2,021
*,1	Omeros Corp.	100,883	1,796
*	Denali Therapeutics Inc.	29,483	1,683
*,1	Esperion Therapeutics Inc.	59,090	1,657
*	Puma Biotechnology Inc.	166,246	1,616
*	Molecular Templates Inc.	126,403	1,595
*	AdaptHealth Corp. Class A	42,694	1,569
*	MannKind Corp.	377,275	1,479
*	Select Medical Holdings Corp.	43,314	1,477
*	Fate Therapeutics Inc.	17,650	1,455
*	Twist Bioscience Corp.	11,594	1,436
*	Radius Health Inc.	68,097	1,420
*	Minerva Neurosciences Inc.	456,017	1,332
*	Fortress Biotech Inc.	376,916	1,330
*	Schrodinger Inc.	16,302	1,244
*	CytoSorbents Corp.	141,955	1,232
*	Precision BioSciences Inc.	118,241	1,224
*	STAAR Surgical Co.	11,535	1,216
*	Tandem Diabetes Care Inc.	13,687	1,208
*	Agenus Inc.	431,971	1,175
*	Ironwood Pharmaceuticals Inc. Class A	103,787	1,160
*	Voyager Therapeutics Inc.	242,474	1,142
*	Selecta Biosciences Inc.	250,077	1,132
*	Surgery Partners Inc.	25,310	1,120
*	Iovance Biotherapeutics Inc.	34,690	1,098
*	Kiniksa Pharmaceuticals Ltd. Class A	59,019	1,092
*	OraSure Technologies Inc.	90,999	1,062
*,1	Precigen Inc.	153,813	1,060
*	Bluebird Bio Inc.	34,848	1,051
*	Certara Inc.	37,169	1,015
*,1	Inovio Pharmaceuticals Inc.	106,466	988
*	Affimed NV	123,650	978
*	Amedisys Inc.	3,677	974
*	Pennant Group Inc.	21,188	970
*	Pliant Therapeutics Inc.	24,576	967
*	AtriCure Inc.	14,622	958
*	Myriad Genetics Inc.	30,657	933
*	Inspire Medical Systems Inc.	4,487	929
*	Mirati Therapeutics Inc.	5,353	917
*	Intercept Pharmaceuticals Inc.	39,411	910
*	Invitae Corp.	23,551	900
*	Blueprint Medicines Corp.	9,179	892
*	Cytokinetics Inc.	36,672	853
*	Maravai LifeSciences Holdings Inc. Class A	23,578	840
	U.S. Physical Therapy Inc.	8,049	838
*	Fulgent Genetics Inc.	8,410	813
*	Accolade Inc.	17,438	791
*	Pulmonx Corp.	17,225	788
*	Bridgebio Pharma Inc.	12,726	784
*	Codexis Inc.	34,145	782
*	Vanda Pharmaceuticals Inc.	51,973	781
*	Atara Biotherapeutics Inc.	53,407	767
*	Sangamo Therapeutics Inc.	59,024	740
*	Protagonist Therapeutics Inc.	28,372	735
*	Vir Biotechnology Inc.	14,286	732
*	Constellation Pharmaceuticals Inc.	30,796	720
*	Biohaven Pharmaceutical Holding Co. Ltd.	10,386	710
*	Sientra Inc.	97,196	709

		Shares	Market Value ($000)
*	Ortho Clinical Diagnostics Holdings plc Class H	35,069	677
*	Immunovant Inc.	41,535	666
*	ChemoCentryx Inc.	12,427	637
*	Translate Bio Inc.	38,580	636
*	SIGA Technologies Inc.	88,618	576
*	ACADIA Pharmaceuticals Inc.	22,302	575
*	Ovid therapeutics Inc.	132,563	533
*	Inari Medical Inc.	4,932	528
*	Akebia Therapeutics Inc.	154,980	525
*	Editas Medicine Inc. Class A	12,057	506
*	Bioventus Inc. Class A	32,378	495
*	Pieris Pharmaceuticals Inc.	190,939	491
	Phibro Animal Health Corp. Class A	19,844	484
*	Cerecor Inc.	157,462	476
*	Silk Road Medical Inc.	9,084	460
*	Seres Therapeutics Inc.	22,049	454
*	Marinus Pharmaceuticals Inc.	28,667	444
*	Sorrento Therapeutics Inc.	52,466	434
*	VBI Vaccines Inc.	138,230	430
*	Black Diamond Therapeutics Inc.	17,510	425
*	1Life Healthcare Inc.	10,640	416
*,1	Co-Diagnostics Inc.	42,752	408
*	ICU Medical Inc.	1,975	406
*	Sutro Biopharma Inc.	17,299	394
*	Jounce Therapeutics Inc.	37,884	389
*	Syros Pharmaceuticals Inc.	41,972	314
*	Calithera Biosciences Inc.	129,548	313
*	Assembly Biosciences Inc.	67,001	308
*	Ontrak Inc.	9,144	298
*	Ideaya Biosciences Inc.	12,528	294
*	Bioxcel Therapeutics Inc.	6,736	291
*	Cue Biopharma Inc.	23,438	286
*	BioSig Technologies Inc.	64,280	277
*	Mirum Pharmaceuticals Inc.	13,325	264
*	Abeona Therapeutics Inc.	137,366	258
*	Karyopharm Therapeutics Inc.	23,988	252
*	Viemed Healthcare Inc.	23,538	238
*	Prestige Consumer Healthcare Inc.	5,216	230
*	Cross Country Healthcare Inc.	17,063	213
*	Durect Corp.	103,948	206
*	Cardiovascular Systems Inc.	5,330	204
*	Rapt Therapeutics Inc.	9,162	203
*	Electromed Inc.	16,730	176
*	Replimune Group Inc.	5,357	163
*	Recro Pharma Inc.	49,143	137
			575,619
Industrials (19.9%)
*	Generac Holdings Inc.	117,535	38,487
*	Sensata Technologies Holding plc	527,706	30,581
	Ritchie Bros Auctioneers Inc.	487,516	28,544
*	TriNet Group Inc.	335,305	26,140
	Matson Inc.	363,794	24,265
	ABM Industries Inc.	465,986	23,770
*	Clean Harbors Inc.	216,528	18,201
*	Middleby Corp.	108,415	17,970
	CH Robinson Worldwide Inc.	181,652	17,335
	Tennant Co.	198,423	15,852
*	Kirby Corp.	258,300	15,570

		Shares	Market Value ($000)
*	Cimpress plc	122,631	12,279
	Forward Air Corp.	123,536	10,971
	John Bean Technologies Corp.	76,518	10,203
	Booz Allen Hamilton Holding Corp. Class A	120,381	9,694
	Woodward Inc.	75,179	9,069
	Landstar System Inc.	52,388	8,647
*	GMS Inc.	169,233	7,065
*	Atkore Inc.	91,240	6,560
	Allegion plc	52,145	6,550
*	Builders FirstSource Inc.	136,024	6,307
	Boise Cascade Co.	100,967	6,041
	Kennametal Inc.	149,766	5,986
	UFP Industries Inc.	76,683	5,816
	Kforce Inc.	105,735	5,667
*	Plug Power Inc.	144,503	5,179
	Heartland Express Inc.	262,235	5,135
	EMCOR Group Inc.	38,283	4,294
	Allison Transmission Holdings Inc.	101,087	4,127
*	Upwork Inc.	83,282	3,729
	Franklin Electric Co. Inc.	46,327	3,657
	Mueller Industries Inc.	81,751	3,380
*	Great Lakes Dredge & Dock Corp.	226,485	3,302
	Tetra Tech Inc.	21,487	2,916
	Fortune Brands Home & Security Inc.	29,090	2,787
	Graco Inc.	37,767	2,705
	Robert Half International Inc.	30,177	2,356
	Exponent Inc.	23,008	2,242
*	SiteOne Landscape Supply Inc.	12,268	2,095
	McGrath RentCorp.	24,904	2,009
	Applied Industrial Technologies Inc.	21,901	1,997
*	Masonite International Corp.	13,981	1,611
	BWX Technologies Inc.	23,752	1,566
	Shyft Group Inc.	40,288	1,499
	Douglas Dynamics Inc.	31,858	1,470
*	Meritor Inc.	48,460	1,426
	Systemax Inc.	32,485	1,336
	Primoris Services Corp.	33,390	1,106
*	Sunrun Inc.	17,240	1,043
*	Vicor Corp.	11,696	995
	CAI International Inc.	19,318	879
	Werner Enterprises Inc.	17,924	845
*	Atlas Air Worldwide Holdings Inc.	12,687	767
*	Daseke Inc.	85,428	725
*	Blue Bird Corp.	27,227	682
*	FuelCell Energy Inc.	42,992	620
*	Array Technologies Inc.	18,327	547
*	Axon Enterprise Inc.	3,747	534
	Interface Inc. Class A	38,713	483
	National Presto Industries Inc.	4,439	453
*	Bloom Energy Corp. Class A	14,187	384
*	American Woodmark Corp.	3,878	382
*,1	Alpha Pro Tech Ltd.	38,873	379
*	Echo Global Logistics Inc.	11,174	351
	Acuity Brands Inc.	1,907	315
	Nordson Corp.	1,333	265
*	Mastech Digital Inc.	13,130	231
	Pitney Bowes Inc.	26,075	215
			440,589

		Shares	Market Value ($000)
Information Technology (25.7%)
*	J2 Global Inc.	287,000	34,400
*	ON Semiconductor Corp.	792,156	32,962
*	2U Inc.	691,872	26,450
*	Proofpoint Inc.	156,922	19,739
*	Pluralsight Inc. Class A	803,275	17,945
*	Euronet Worldwide Inc.	126,882	17,548
*	Trimble Inc.	214,570	16,691
	Belden Inc.	366,637	16,268
*	SolarWinds Corp.	725,606	12,655
*	Fair Isaac Corp.	24,715	12,013
*	Zendesk Inc.	88,530	11,741
*	Nuance Communications Inc.	259,022	11,304
*	Gartner Inc.	60,715	11,084
*	New Relic Inc.	174,515	10,729
	Teradyne Inc.	87,605	10,660
*	8x8 Inc.	320,402	10,394
*	Enphase Energy Inc.	61,516	9,975
*	Wix.com Ltd.	35,192	9,826
*	Box Inc. Class A	352,711	8,098
*	Five9 Inc.	50,581	7,907
	Jabil Inc.	151,048	7,879
*	ChannelAdvisor Corp.	329,809	7,767
*	FireEye Inc.	389,068	7,614
*	Manhattan Associates Inc.	63,484	7,452
*	Workiva Inc. Class A	82,622	7,292
	TTEC Holdings Inc.	70,278	7,059
	MAXIMUS Inc.	75,947	6,762
	CDW Corp.	40,450	6,705
*	SolarEdge Technologies Inc.	22,671	6,517
*	Cadence Design Systems Inc.	46,674	6,394
*	EPAM Systems Inc.	16,031	6,359
*	HubSpot Inc.	13,247	6,017
*	Anaplan Inc.	104,528	5,629
*	Atlassian Corp. plc Class A	26,255	5,533
*	Teradata Corp.	139,505	5,377
*	Synaptics Inc.	35,182	4,764
*	FormFactor Inc.	95,684	4,316
*	Elastic NV	38,416	4,272
*	Bill.Com Holdings Inc.	27,827	4,049
	Monolithic Power Systems Inc.	11,342	4,006
*	Digital Turbine Inc.	49,114	3,947
*	Avalara Inc.	29,446	3,929
*	Ultra Clean Holdings Inc.	65,653	3,810
*	MongoDB Inc.	13,820	3,696
*	Alarm.com Holdings Inc.	41,861	3,616
*	MACOM Technology Solutions Holdings Inc. Class H	61,555	3,571
*	Cornerstone OnDemand Inc.	81,666	3,559
	Brooks Automation Inc.	43,246	3,531
*	Cirrus Logic Inc.	41,396	3,510
*	Avaya Holdings Corp.	122,331	3,429
*	Comm Scope Holding Co. Inc.	211,239	3,245
*	Verint Systems Inc.	69,964	3,183
*	Domo Inc. Class B	56,006	3,153
	Amkor Technology Inc.	132,601	3,144
	CDK Global Inc.	57,106	3,087
*	SPS Commerce Inc.	30,511	3,030
	MKS Instruments Inc.	15,765	2,923

		Shares	Market Value ($000)
*	Brightcove Inc.	144,267	2,903
*	NeoPhotonics Corp.	228,967	2,736
*	Agilysys Inc.	56,089	2,690
*	Avid Technology Inc.	121,188	2,558
*	Extreme Networks Inc.	283,249	2,478
*	StoneCo. Ltd. Class A	40,299	2,467
*	eGain Corp.	251,354	2,385
*	Sumo Logic Inc.	124,577	2,350
*	Zscaler Inc.	13,314	2,286
*	Diodes Inc.	28,336	2,262
*	Axcelis Technologies Inc.	50,510	2,075
*	Digitalocean Holdings Inc.	48,608	2,048
	Plantronics Inc.	51,605	2,008
*	Tenable Holdings Inc.	54,908	1,987
*	Cognyte Software Ltd.	69,964	1,946
*	Ceridian HCM Holding Inc.	21,728	1,831
	CSG Systems International Inc.	40,732	1,828
*	A10 Networks Inc.	182,417	1,753
*	Unisys Corp.	64,296	1,634
*	Alteryx Inc. Class A	19,590	1,625
*	Aspen Technology Inc.	11,180	1,614
*	Cloudflare Inc. Class A	21,983	1,545
*	Ichor Holdings Ltd.	28,658	1,542
*	Itron Inc.	17,324	1,536
*	International Money Express Inc.	100,184	1,504
*	Calix Inc.	43,019	1,491
*	SunPower Corp.	44,333	1,483
*	Cambium Networks Corp.	27,251	1,273
*	Lattice Semiconductor Corp.	27,468	1,237
*	Paylocity Holding Corp.	6,516	1,172
*	Appian Corp. Class A	8,627	1,147
*	Sitime Corp.	10,314	1,017
*	Benefitfocus Inc.	71,612	989
*	LiveRamp Holdings Inc.	18,094	939
*	Nutanix Inc. Class A	35,126	933
*	Everbridge Inc.	7,635	925
*	Perficient Inc.	15,162	890
	QAD Inc. Class A	13,129	874
*	PagerDuty Inc.	21,346	859
*	Veritone Inc.	33,988	815
*	Viavi Solutions Inc.	51,392	807
*	Sprout Social Inc. Class A	13,966	807
*	Dynatrace Inc.	13,516	652
*	ePlus Inc.	6,264	624
*	Smartsheet Inc. Class A	9,721	621
*	Mimecast Ltd.	14,821	596
	McAfee Corp.Class A	25,375	577
*	Infinera Corp.	58,792	566
*	Zuora Inc. Class A	36,898	546
*	BigCommerce Holdings Inc. Series 1	9,129	528
*	PFSweb Inc.	73,268	495
*	Sanmina Corp.	11,637	482
	Cohu Inc.	11,387	476
*	Maxeon Solar Technologies Ltd.	14,509	458
*	Black Knight Inc.	5,842	432
	Progress Software Corp.	8,065	355
*	Mitek Systems Inc.	24,289	354
*	Casa Systems Inc.	36,490	348

		Shares	Market Value ($000)
*	Silicon Laboratories Inc.	2,243	316
*	Diebold Nixdorf Inc.	22,225	314
*	MaxLinear Inc.	8,995	307
	Xperi Holding Corp.	14,060	306
*	DSP Group Inc.	15,480	221
*	Fastly Inc. Class A	3,111	209
*	ON24 Inc.	4,132	200
*	LivePerson Inc.	3,783	199
*	PDF Solutions Inc.	10,930	194
*	II-VI Inc.	2,616	179
			568,319
Materials (1.8%)
	Graphic Packaging Holding Co.	437,155	7,939
	Louisiana-Pacific Corp.	136,229	7,555
	Element Solutions Inc.	260,688	4,768
	Myers Industries Inc.	174,948	3,457
	RPM International Inc.	35,972	3,304
	Royal Gold Inc.	23,274	2,505
	Trinseo SA	30,005	1,910
	O-I Glass Inc.	118,787	1,751
*	Ingevity Corp.	20,633	1,558
	Avery Dennison Corp.	8,259	1,517
	Pactiv Evergreen Inc.	85,581	1,176
	Sensient Technologies Corp.	11,241	877
*	Koppers Holdings Inc.	17,450	606
			38,923
Other (1.0%)
*,1	Jaws Acquisition Corp. Class A	1,347,743	17,857
*	ACV Auctions Inc. Class A	89,906	3,112
*,2	Nupathe Inc. CVR	345,900	—
			20,969
Real Estate (1.2%)
*	Redfin Corp.	122,637	8,166
	Iron Mountain Inc.	126,082	4,666
	Uniti Group Inc.	345,578	3,812
	PS Business Parks Inc.	17,861	2,761
[1]	GEO Group Inc.	227,119	1,762
	National Health Investors Inc.	14,841	1,073
	Innovative Industrial Properties Inc.	5,029	906
	CatchMark Timber Trust Inc. Class A	77,542	789
	Equity LifeStyle Properties Inc.	9,715	618
*	Fathom Holdings Inc.	12,380	454
	Universal Health Realty Income Trust	5,167	350
	CareTrust REIT Inc.	14,665	342
	American Finance Trust Inc.	33,352	328
	Alexander's Inc.	877	243
			26,270
Utilities (0.5%)
	American States Water Co.	49,777	3,764
	Brookfield Infrastructure Corp. Class A	29,116	2,224
	NRG Energy Inc.	51,224	1,933
	Ormat Technologies Inc.	21,863	1,717
	Clearway Energy Inc. Class A	37,555	995
	Spark Energy Inc. Class A	55,625	594

		Shares	Market Value ($000)
	Otter Tail Corp.	9,699	448
			11,675
Total Common Stocks (Cost $1,692,242)			2,128,349
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[3,4]	Vanguard Market Liquidity Fund, 0.081%	866,167	86,617
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	U.S. Treasury Bill, 0.020%, 8/26/21	200	200
Total Temporary Cash Investments (Cost $86,819)			86,817
Total Investments (100.2%) (Cost $1,779,061)			2,215,166
Other Assets and Liabilities—Net (-0.2%)			(4,555)
Net Assets (100%)			2,210,611
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,010,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $11,246,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	477	53,007	(2,873)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,128,349	—	—	2,128,349
Temporary Cash Investments	86,617	200	—	86,817
Total	2,214,966	200	—	2,215,166
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,873	—	—	2,873
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.